PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
3.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	As of December 31
	2018	2019
	RMB	RMB
Prepaid other service fees (1)	19,007	112,939
Contract cost (2)	—	64,805
Receivables from b roker (3)	—	43,993
Receivables from third party payment platform (4)	24,352	26,570
Others	3,738	9,366
Staff advance	1,744	3,809

	48,841	261,482

(1)
Prepaid other service fees consist of prepayment of advertising fees and cloud server hosting fees. The prepayments of advertising fees and cloud server hosting fees are generally short-term in nature and are amortized over the related service period.

(2)	Contract cost mainly includes sales commissions to sales personnel and third-party agents which the Group started in July 2019 as described in Note 2.
(3)
Amount represents receivable from broker related to employee’s stock option exercises in connection with employees’ tax obligations. In December 2019, certain employees exercised their stock options for which the Company paid the relevant employee’s tax obligations on their behalf to the appropriate taxing authorities. To settle the employees’ obligations with the Company, the Company’s broker withheld some of the employees’ shares and subsequently sold them in the open market at fair value. The receivable represents the cash to be received from the broker related to the above transaction.

(4)
Receivables from third party payment platform consist of cash that has been received from course participants but held by the third-party payment platform. The Group subsequently collected the full balance from the third-party payment platform.